Investments and prepaid gold interests - Additional information (Details) $ in Thousands				8 Months Ended	12 Months Ended		104 Months Ended
	Dec. 31, 2023 USD ($) oz	Jan. 19, 2023 USD ($) oz	Sep. 26, 2022 USD ($)	May 31, 2023 oz	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 27, 2031 oz
Investments and prepaid gold interests
Payments to acquire prepaid gold interest					$ 21,043
Gain (loss) as a result of changes in fair value of financial assets					1,467	$ (4,066)
Financial assets at fair value through profit or loss
Investments and prepaid gold interests
Fair value	$ 46,496				46,496	9,906
Gain (loss) as a result of changes in fair value of financial assets					$ 1,500	$ (4,000)
Prepaid gold interests - Steppe Gold
Investments and prepaid gold interests
Payments to acquire prepaid gold interest			$ 4,800
Ounces of gold to be received | oz				3,000
Prepaid gold interests - Auramet
Investments and prepaid gold interests
Ounces of gold to be received | oz	37,500						1,250
Percentage of spot gold price for each ounce of gold delivered as ongoing payments		16.00%
Ounces of delivered gold after which the Auramet shall have the option to terminate the stream | oz		50,000
Cash payment to be made by the Auramet to terminate the stream		$ 5,000